Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 4.4%
BlueScope Steel Ltd.	781,200	$ 11,927,602
Charter Hall Group, REIT	575,432	4,488,193
Omni Bridgeway Ltd. (A)	2,263,769	1,973,447
Qantas Airways Ltd. (A)	1,897,200	6,840,092
Seven Group Holdings Ltd.	229,300	5,366,794

		30,596,128

Austria - 0.7%
ams-OSRAM AG (A)	1,528,800	3,578,060
Strabag SE (A)	32,500	1,517,303

		5,095,363

Belgium - 3.8%
Barco NV	306,334	5,088,943
D’ieteren Group	56,508	11,415,323
Fagron (B)	209,148	3,766,000
Groupe Bruxelles Lambert NV	81,227	6,157,793

		26,428,059

Denmark - 2.9%
Scandinavian Tobacco Group AS (C)	778,928	13,969,220
Schouw & Co. AS	76,467	6,114,313

		20,083,533

Finland - 0.5%
Raisio OYJ, V Shares	1,408,483	3,105,182

France - 4.4%
Coface SA	459,100	6,203,716
Elis SA	551,200	12,119,159
ICADE, REIT	76,100	2,576,458
Kaufman & Broad SA	206,329	6,107,770
Virbac SACA	10,400	3,753,241

		30,760,344

Germany - 6.2%
Bertrandt AG	36,409	1,945,720
Borussia Dortmund GmbH & Co. KGaA (A)	494,180	2,030,204
BRANICKS Group AG (B)	443,878	1,020,163
DWS Group GmbH & Co. KGaA (C)	120,600	4,931,914
Elmos Semiconductor SE	53,700	3,750,607
Gerresheimer AG	135,000	13,763,107
K&S AG	288,100	4,040,957
SAF-Holland SE	456,017	7,363,193
Takkt AG	277,313	4,051,839

		42,897,704

Greece - 1.6%
Motor Oil Hellas Corinth Refineries SA	413,451	11,295,523

Hong Kong - 1.5%
ASMPT Ltd.	718,400	6,932,830
Great Eagle Holdings Ltd.	1,551,493	2,283,995
Pacific Textiles Holdings Ltd.	6,431,600	1,020,853

		10,237,678

Ireland - 3.9%
Bank of Ireland Group PLC	1,577,400	14,505,738

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
C&C Group PLC	1,282,185	$ 2,495,867
Smurfit Kappa Group PLC	266,210	9,920,258

		26,921,863

Italy - 5.7%
BFF Bank SpA (C)	907,400	9,805,949
Buzzi SpA	264,900	9,003,949
Danieli & C Officine Meccaniche SpA	153,990	3,737,553
doValue SpA (B) (C)	393,800	1,046,926
Prysmian SpA	243,952	10,736,287
Saras SpA	3,199,000	5,416,329

		39,746,993

Japan - 30.2%
Air Water, Inc.	364,300	4,812,118
Capcom Co. Ltd.	386,700	14,748,261
CKD Corp.	274,000	4,831,464
Denka Co. Ltd.	376,760	6,570,023
DTS Corp.	342,700	8,428,857
Fuji Corp.	385,700	6,535,099
Fukushima Galilei Co. Ltd.	80,700	2,810,709
FULLCAST Holdings Co. Ltd.	132,000	1,593,633
Furyu Corp.	144,600	1,310,795
GMO internet group, Inc.	347,200	6,257,367
Hikari Tsushin, Inc.	49,500	8,625,365
Horiba Ltd.	142,100	11,401,259
Hosokawa Micron Corp.	99,300	3,097,554
Japan Petroleum Exploration Co. Ltd.	165,700	6,740,323
Kadokawa Corp.	174,000	3,681,389
Kumiai Chemical Industry Co. Ltd.	694,300	3,981,329
MatsukiyoCocokara & Co.	306,300	5,567,545
MEITEC Group Holdings, Inc.	314,300	6,217,901
Nakanishi, Inc.	532,500	8,714,815
Nextage Co. Ltd. (B)	146,600	2,208,775
Nichiha Corp.	207,100	4,160,503
Nippon Parking Development Co. Ltd. (B)	2,356,000	2,933,203
Organo Corp.	135,500	5,596,572
Paramount Bed Holdings Co. Ltd.	381,400	6,888,508
PCA Corp.	377,100	4,084,885
Rohto Pharmaceutical Co. Ltd.	421,100	8,616,391
Sanwa Holdings Corp.	990,600	15,140,506
Square Enix Holdings Co. Ltd.	279,200	10,910,084
Takasago Thermal Engineering Co. Ltd.	297,300	6,869,478
Token Corp.	77,300	4,957,048
Topcon Corp.	305,100	3,505,183
USS Co. Ltd.	508,500	9,616,449
Wakita & Co. Ltd.	347,400	3,764,450
Yonex Co. Ltd. (B)	504,200	4,097,122

		209,274,963

Netherlands - 3.7%
Euronext NV (C)	85,780	7,544,965
Koninklijke Vopak NV	197,500	6,169,634
Van Lanschot Kempen NV	391,000	11,772,089

		25,486,688

Norway - 3.0%
ABG Sundal Collier Holding ASA	4,786,127	2,871,517
Aker ASA, A Shares	114,100	6,780,015
Kongsberg Gruppen ASA	139,500	7,109,386
Protector Forsikring ASA	224,200	4,020,454

		20,781,372

Republic of Korea - 2.4%
Eugene Technology Co. Ltd.	289,209	9,076,501

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Gradiant Corp. (A)	106,643	$ 1,057,432
Value Added Technology Co. Ltd. (A)	276,100	6,620,854

		16,754,787

Spain - 2.7%
Cia de Distribucion Integral Logista Holdings SA	436,664	12,351,031
Fluidra SA	114,500	2,478,835
Vidrala SA	40,143	4,023,549

		18,853,415

Sweden - 3.5%
Cloetta AB, B Shares	2,833,200	5,099,224
Dios Fastigheter AB	1,068,474	8,287,651
Husqvarna AB, B Shares	743,900	5,786,730
Nobia AB (A) (B)	868,200	921,759
Trelleborg AB, B Shares	144,800	4,407,304

		24,502,668

Switzerland - 2.1%
Swissquote Group Holding SA	56,376	14,148,848

United Kingdom - 15.4%
Bellway PLC	340,100	11,849,806
Burberry Group PLC	354,400	5,837,649
Clarkson PLC	163,200	7,342,231
Domino’s Pizza Group PLC	1,231,500	5,438,584
Howden Joinery Group PLC	767,700	7,774,407
IG Group Holdings PLC	1,020,135	9,167,070
Inchcape PLC	407,700	3,510,603
Informa PLC	1,039,327	10,207,801
Intermediate Capital Group PLC	327,435	7,382,054
Lancashire Holdings Ltd.	716,700	5,513,224
Oxford Metrics PLC	983,100	1,283,259
Redde Northgate PLC	270,368	1,216,363
Redrow PLC	1,703,600	12,941,457
Savills PLC	619,400	7,951,703
Vistry Group PLC	710,600	8,988,593

		106,404,804

Total Common Stocks (Cost $589,284,234)		683,375,915

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	1,891,229	1,891,229

Total Other Investment Company (Cost $1,891,229)		1,891,229

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $7,665,361 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $7,818,178.

$ 7,664,828	$ 7,664,828

Total Repurchase Agreement (Cost $7,664,828)	7,664,828

Total Investments (Cost $598,840,291)	692,931,972
Net Other Assets (Liabilities) - (0.0)% (E)	(118,284)

Net Assets - 100.0%	$ 692,813,688

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	8.3%	$57,818,457
Household Durables	6.6	45,766,433
Machinery	5.7	39,281,820
Oil, Gas & Consumable Fuels	4.3	29,621,809
Entertainment	4.0	27,688,549
Building Products	3.8	26,170,487
Semiconductors & Semiconductor Equipment	3.4	23,337,998
Health Care Equipment & Supplies	3.2	22,224,177
Electronic Equipment, Instruments & Components	2.9	19,995,385
Chemicals	2.8	19,404,427
Commercial Services & Supplies	2.8	19,104,201
Financial Services	2.7	18,984,115
Professional Services	2.6	17,708,957
Trading Companies & Distributors	2.4	16,905,651
Insurance	2.3	15,737,394
Industrial Conglomerates	2.2	15,405,380
Distributors	2.1	14,925,926
IT Services	2.1	14,686,224
Banks	2.1	14,505,738
Food Products	2.1	14,318,719
Tobacco	2.0	13,969,220
Containers & Packaging	2.0	13,943,807
Media	2.0	13,889,190
Life Sciences Tools & Services	2.0	13,763,107
Air Freight & Logistics	1.8	12,351,031
Metals & Mining	1.7	11,927,602
Specialty Retail	1.7	11,825,224
Real Estate Management & Development	1.7	11,591,809
Electrical Equipment	1.5	10,736,287
Construction Materials	1.3	9,003,949
Personal Care Products	1.2	8,616,391
Automobile Components	1.1	7,363,193
Marine Transportation	1.1	7,342,231
Aerospace & Defense	1.0	7,109,386
Diversified REITs	1.0	7,064,651
Textiles, Apparel & Luxury Goods	1.0	6,858,502
Passenger Airlines	1.0	6,840,092
Consumer Staples Distribution & Retail	0.8	5,567,545
Hotels, Restaurants & Leisure	0.8	5,438,584
Leisure Products	0.8	5,407,917
Software	0.8	5,368,144
Health Care Providers & Services	0.5	3,766,000
Pharmaceuticals	0.5	3,753,241
Beverages	0.4	2,495,867
Construction & Engineering	0.2	1,517,303
Ground Transportation	0.2	1,216,363
Broadline Retail	0.1	1,057,432

Investments	98.6	683,375,915
Short-Term Investments	1.4	9,556,057

Total Investments	100.0%	$692,931,972

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$683,375,915	$—	$683,375,915
Other Investment Company	1,891,229	—	—	1,891,229
Repurchase Agreement	—	7,664,828	—	7,664,828

Total Investments	$1,891,229	$691,040,743	$—	$692,931,972

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,856,319, collateralized by cash collateral of $1,891,229 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,255,197. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $37,298,974, representing 5.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica International Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5